UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Keel Capital Management, LLC
Address: 2 Stamford Landing, Suite 220
         68 Southfield Ave.
         Stamford, CT  06902

13F File Number:  28-11904

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JoAnn V. Robinson
Title:     Chief Compliance Officer
Phone:     203 388-2905

Signature, Place, and Date of Signing:

       /s/   JoAnn V. Robinson     Stamford, CT     August 09, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $117,103 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                        SPONSORED ADR    000375204     2798   215910 SH       SOLE                   215910        0        0
ACTIVISION INC NEW             COM NEW          004930202     3000   263631 SH       SOLE                   263631        0        0
ADOBE SYS INC                  COM              00724F101     5465   180015 SH       SOLE                   180015        0        0
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     5565   167330 SH       SOLE                   167330        0        0
AMERICAN TOWER CORP            CL A             029912201     6091   195720 SH       SOLE                   195720        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     3294    79800 SH       SOLE                    79800        0        0
ARIBA INC                      COM NEW          04033V203     1374   166906 SH       SOLE                   166906        0        0
BRIGHTPOINT INC                COM NEW          109473405      635    47000 SH       SOLE                    47000        0        0
CISCO SYS INC                  COM              17275R102     1953   100000 SH       SOLE                   100000        0        0
CONEXANT SYSTEMS INC           COM              207142100      499   199400 SH       SOLE                   199400        0        0
COVAD COMMUNICATIONS GROUP I   COM              222814204      614   305560 SH       SOLE                   305560        0        0
DOLBY LABORATORIES INC         COM              25659T107     2056    88220 SH       SOLE                    88220        0        0
ELECTRONIC ARTS INC            COM              285512109     5501   127810 SH       SOLE                   127810        0        0
EQUINIX INC                    COM NEW          29444U502     5056    92160 SH       SOLE                    92160        0        0
GOOGLE INC                     CL A             38259P508     4814    11480 SH       SOLE                    11480        0        0
INFRASOURCE SVCS INC           COM              45684P102     1730    95000 SH       SOLE                    95000        0        0
LO-JACK CORP                   COM              539451104     2075   110000 SH       SOLE                   110000        0        0
MEMC ELECTR MATLS INC          COM              552715104     2024    53970 SH       SOLE                    53970        0        0
MICROSOFT CORP                 COM              594918104     5970   256210 SH       SOLE                   256210        0        0
NAPSTER INC                    COM              630797108     1842   598177 SH       SOLE                   598177        0        0
NETFLIX COM INC                COM              64110L106     4237   155710 SH       SOLE                   155710        0        0
NEWS CORP                      CL A             65248E104     4182   218020 SH       SOLE                   218020        0        0
NII HLDGS INC                  CL B NEW         62913F201     3661    64930 SH       SOLE                    64930        0        0
ORACLE CORP                    COM              68389X105      942    65000 SH       SOLE                    65000        0        0
PIKE ELEC CORP                 COM              721283109     2041   105990 SH       SOLE                   105990        0        0
REGAL ENTMT GROUP              CL A             758766109     6987   343830 SH       SOLE                   343830        0        0
RF MICRODEVICES INC            COM              749941100     3583   600170 SH       SOLE                   600170        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     3809   145727 SH       SOLE                   145727        0        0
SCHLUMBERGER LTD               COM              806857108     4883    75000 SH       SOLE                    75000        0        0
SHAW GROUP INC                 COM              820280105     3841   138180 SH       SOLE                   138180        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101       79    75000 SH  PUT  SOLE                    75000        0        0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     1824    56620 SH       SOLE                    56620        0        0
TRIDENT MICROSYSTEMS INC       COM              895919108     1930   101670 SH       SOLE                   101670        0        0
UNITED INDL CORP               COM              910671106     1358    30000 SH       SOLE                    30000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2860    43000 SH       SOLE                    43000        0        0
VERASUN ENERGY CORP            COM              92336G106     1050    40000 SH       SOLE                    40000        0        0
VERIFONE HLDGS INC             COM              92342Y109     2615    85780 SH       SOLE                    85780        0        0
VERISIGN INC                   COM              92343E102     2254    97289 SH       SOLE                    97289        0        0
XYRATEX LTD                    COM              G98268108     2611    98700 SH       SOLE                    98700        0        0
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